PROVISIONS - Schedule of provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PROVISIONS
Provisions	$ 14,434	$ 9,406	$ 11,319
Less: Amounts expected to be paid within one year	1,941	1,607
Amounts shown under non-current liabilities	12,493	7,799
Provision for restoration
PROVISIONS
Provisions	$ 14,434	$ 9,406	9,695
Provision for early termination of leases
PROVISIONS
Provisions			$ 1,624